Financial Assets and Financial Liabilities - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Balances as above
Balances per statement of cash flows	$ 29,116,835	$ 18,575,040	$ 11,699,066	$ 26,979,105